Accounting Policies - Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU	€ 50,406	€ 49,793	€ 47,832
Adjustment of the EU IAS 39 carve-out	(2,655)	(3,472)	(3,883)
Tax effect of the adjustment	678	936	1,023
Effect of adjustment after tax	(1,977)	(2,536)	(2,860)
Shareholders' equity	48,429	47,257	44,972
Non-voting equity securities	0	0	0
Non-controlling interests	715	606	638
In accordance with IFRS-IASB Total Equity	€ 49,144	€ 47,863	€ 45,610	€ 55,601